Consolidated Statements of Cash Flows, Supplemental Disclosures (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Supplemental disclosure of cash flow information
Cash paid during the year for interest	$ 740	$ 821
Supplemental disclosure of non-cash investing transactions
Acquisition of other property and equipment through notes payable	74
Capitalized asset retirement costs	37	1
Common stock issued for deferred offering costs	250
Net assets acquired and liabilities assumed through TransCoastal acquisition	1,602
Settlement of notes payable through sale of non-oil and gas assets and liabilities	1,602
Management [Member]
Supplemental disclosure of non-cash investing transactions
Forgiveness of notes payable, related party	125
Series F Preferred Stock [Member]
Supplemental disclosure of non-cash investing transactions
Conversion of preferred stock	21
Series A Preferred Stock [Member]
Supplemental disclosure of non-cash investing transactions
Conversion of preferred stock	1
Acquisition of Oil and Gas Properties Through Notes Payable [Member]
Supplemental disclosure of non-cash investing transactions
Acquisition of oil and natural gas properties	322
Acquisition of Oil and Gas Properties Through Settlement of Related Parties' Notes Receivable [Member]
Supplemental disclosure of non-cash investing transactions
Acquisition of oil and natural gas properties		1,477
Acquisition of Oil and Gas Properties Through Issuance of Common Stock with Warrants [Member]
Supplemental disclosure of non-cash investing transactions
Acquisition of oil and natural gas properties	$ 397